UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                           (Address of principal executive offices)                          (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:   11/30_

Date of reporting period:   8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leeb Focus Fund
Schedule of Investments
August 31, 2011
(Unaudited)
		Fair
Common Stocks - 93.30%	Shares	Value

Agriculture Chemicals - 4.65%
Mosaic Company / The	2,600	$184,938
Potash Corp. of Saskatchewan, Inc.	5,600	324,688
		509,626

Commercial Banks - 3.74%
Toronto-Dominion Bank / The	5,200	410,020

Computers & Office Equipment - 2.82%
International Business Machines Corp.	1,800	309,438

Crude Petroleum & Natural Gas - 6.46%
Continental Resources, Inc. (a)	8,100	452,709
Denbury Resources, Inc. (a)	16,000	255,200
		707,909

Drilling Oil & Gas Wells - 2.33%
Diamond Offshore Drilling, Inc.	4,000	254,920

Electronic Computer - 5.09%
Apple, Inc. (a)	1,450	558,004

Fire, Marine & Casualty Insurance - 3.50%
Berkshire Hathaway, Inc. - Class B (a)	5,250	383,250

Gold & Silver Ores - 3.21%
GoldCorp., Inc.	5,000	259,600
NovaGold Resources, Inc. (a)	9,000	92,700
		352,300

Gold Mining - 1.84%
Newcrest Mining Ltd. (b)	4,700	201,160

Metal Mining - 1.98%
Freeport McMoran Copper & Gold, Inc.	4,600	216,844

National Commercial Banks - 3.58%
US Bancorp	8,600	199,606
Wells Fargo & Co.	7,400	193,140
		392,746

See accompanyting notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)
		Fair
Common Stocks - 93.30% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 1.51%
Baker Hughes, Inc.	2,700	$164,997

Oil, Gas Field Services - 5.89%
National Oilwell Varco, Inc.	3,500	231,420
Schlumberger, Ltd.	5,300	414,036
		645,456

Petroleum Refining -2.63%
Marathon Oil Corp.	10,700	288,044

Public Building and Related Furniture - 2.56%
Johnson Controls, Inc.	8,800	280,544

Radio & TV Broadcasting & Communications Equipment - 3.15%
QUALCOMM, Inc.	6,700	344,782

Retail - Catalog & Mail-Order Houses - 3.93%
Amazon.com, Inc. (a)	2,000	430,580

Retail - Drug Stores & Proprietary Stores - 6.65%
CVS Caremark Corp.	11,000	395,010
Express Scripts, Inc. (a)	7,100	333,274
		728,284

Retail - Variety Stores - 6.45%
Dollar Tree, Inc. (a)	5,200	371,384
Wal-Mart Stores, Inc.	6,300	335,223
		706,607

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.05%
Raytheon Co.	5,200	224,796

Services - Computer Integrated Systems Design - 2.00%
Allscript Healthcare Solutions, Inc. (a)	12,200	219,051

Services - Computer Programming Services - 1.85%
Cognizant Technology Solutions Corp. - Class A (a)	3,200	203,040

Services - General Medical & Surgical Hospitals - 2.62%
Universal Health Services, Inc. - Class B	6,900	287,040

See accompanyting notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)
		Fair
Common Stocks - 93.30% - continued	Shares	Value

Services - Prepackaged Software - 6.70%
Check Point Software Technologies Ltd. (a)	4,700	$255,868
Microsoft Corp.	8,300	220,780
Symantec Corp. (a)	15,000	257,250
		733,898

Silver Mining - 1.88%
First Majestic Silver Corp. (a)	8,600	206,486

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.23%
McKesson Corp.	5,800	463,594

TOTAL COMMON STOCKS (Cost $9,728,827)		10,223,416

Exchange-Traded Funds - 5.43%

SPDR Gold Trust (a)	3,350	595,127

TOTAL EXCHANGE-TRADED FUNDS (Cost $354,467)		595,127

Money Market Securities - 1.20%
Fidelity Institutional Money Market Portfolio - Class I - 0.15% (c)	131,601	131,601

TOTAL MONEY MARKET SECURITIES (Cost $131,601)		131,601

TOTAL INVESTMENTS (Cost $10,214,895) - 99.93%		$10,950,144

Other assets less liabilities - 0.07%		8,042

TOTAL NET ASSETS - 100.00%		$10,958,186

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2011.

Tax Related
Gross unrealized appreciation		$1,267,945
Gross unrealized depreciation		(546,426)
Net unrealized appreciation		$721,519

Aggregate cost of securities for income tax purposes		$10,228,625

See accompanyting notes which are an integral part of these financial statements.

Leeb Focus Fund
Related Notes to the Schedule of Investments
August 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

 •Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
August 31, 2011
 (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,223,416	$-	$-	$10,223,416
				-
Exchange-Traded Funds	595,127	-	-	595,127

Money Market Securities	131,601	-	-	131,601

Total	$10,950,144	$-	$-	$10,950,144
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended August 31, 2011, there were no significant transfers between Levels 1 and 2. The amounts of the transfers in/out are reflected at securities’ fair value on the date of transfer.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
August 31, 2011
(Unaudited)

Common Stocks - 95.23%	Shares	Fair Value

Agriculture Production - Crops - 3.00%
Fresh Del Monte Produce, Inc.	80,900	$1,952,926

Biological Products, No Diagnostic Substances - 3.57%
Amgen, Inc.	42,000	2,327,010

Cigarettes - 4.23%
Philip Morris International, Inc.	39,800	2,758,936

Computer Communications Equipment - 4.99%
Cisco Systems, Inc.	207,400	3,252,032

Crude Petroleum & Natural Gas - 1.83%
Devon Energy Corp.	17,560	1,191,095

Electric Services - 11.82%
Duke Energy Corp.	152,600	2,885,666
PPL Corp.	69,000	1,992,720
Southern Co.	68,300	2,824,888
		7,703,274

Electromedical & Electrotherapeutic Apparatus - 1.72%
Medtronic, Inc.	32,030	1,123,292

Finance Services - 2.09%
American Express Co.	27,460	1,365,037

Food & Kindred Products - 4.00%
Campbell Soup Co.	81,800	2,606,966

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 3.07%
Hasbro, Inc.	51,630	2,000,146

Gold & Silver Ores - 4.48%
Gold Fields, Ltd. (b)	176,150	2,918,805

Grain Mill Products - 2.51%
Ralcorp Holdings, Inc. (a)	18,900	1,636,173

Miscellaneous Metal Ores - 2.51%
Cameco Corp.	70,325	1,634,353

Pharmaceutical Preparations - 11.13%
Eli Lilly & Co.	58,150	2,181,207
Forest Laboratories, Inc. (a)	46,100	1,578,464
GlaxoSmithKline PLC (b)	34,500	1,477,635
Norvatis AG (b)	34,500	2,016,870
		7,254,176
Retail - Drug Stores & Proprietary Stores - 4.46%
CVS Caremark Corp.	81,010	2,909,069

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 95.23% - continued	Shares	Fair Value

Retail - Family Clothing Stores - 3.79%
Gap, Inc./The	149,440	$2,468,749

Retail - Variety Stores - 5.54%
Target Corp.	69,870	3,610,183

Savings Institution, Federally Chartered - 2.33%
People's United Financial, Inc.	129,200	1,518,100

Semiconductors & Related Devices - 1.93%
Marvell Technology Group Ltd. (a)	95,400	1,254,510

Services - Computer Integrated Systems Design - 2.30%
Computer Sciences Corp.	48,825	1,496,975

Services - Prepackaged Software - 4.33%
Microsoft Corp.	106,000	2,819,600

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 5.05%
Procter & Gamble Co./The	51,700	3,292,256

Sugar & Confectionery Products - 2.39%
Hershey Co./The	26,545	1,556,864

Telecommunications - 2.16%
Telecom Corp. of New Zealand, Ltd. (b)	129,044	1,407,870

TOTAL COMMON STOCKS (Cost $58,906,486)		62,058,397

Money Market Securities - 4.45%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	2,896,401	2,896,401

TOTAL MONEY MARKET SECURITIES (Cost $2,896,401)		2,896,401

TOTAL INVESTMENTS (Cost $61,802,887) - 99.68%		$64,954,798

Other assets less liabilities - 0.32%		211,364

TOTAL NET ASSETS - 100.00%		$65,166,162

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2011.

Tax Related
Unrealized appreciation		$4,923,849
Unrealized depreciation		(1,913,167)
Net unrealized appreciation		$3,010,682

Aggregate cost of securities for income tax purposes		$61,944,116

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
August 31, 2011
(Unaudited)

Common Stocks - 94.27%	Shares	Fair Value

Agriculture Production - Crops - 1.70%
Chiquita Brands International, Inc. (a)	24,425	$251,822

Agriculture Production - Livestock & Animal Specialties - 2.54%
Cal - Maine Foods, Inc.	11,600	376,652

Calculating & Accounting Machines (No Electronic Computers) - 0.30%
NCR Corp. (a)	2,600	44,798

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.03%
TreeHouse Foods, Inc. (a)	2,800	153,384

Communication Services - 2.39%
NeuStar, Inc. - Class A (a)	14,200	355,000

Computer Communication Equipment - 0.97%
Qlogic Corp. (a)	10,250	143,192

Computer Storage Devices - 0.90%
Blue Coat Systems, Inc. (a)	9,100	133,588

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.07%
Bemis Co., Inc.	350	10,871

Crude Petroleum & Natural Gas - 2.23%
Penn Virginia Corp.	21,950	179,112
TETRA Technologies, Inc. (a)	14,740	151,085
		330,197

Electric Services - 1.55%
El Paso Electric Co.	6,630	229,332

Electronic Components - 2.13%%
Power-One, Inc. (a)	41,680	315,101

Finance Services - 1.04%
Green Dot Corp. - Class A (a)	4,720	154,344

Fire, Marine & Casualty Insurance - 5.37%
RLI Corp.	6,550	414,091
Tower Group, Inc.	15,880	381,279
		795,370

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 94.27% - continued	Shares	Fair Value

Food & Kindred Products - 4.51%
B&G Foods Inc.	12,500	$227,625
Flowers Foods, Inc.	1,575	30,004
Hain Celestial Group, Inc. (a)	13,000	411,190
		668,819
Footwear, (No Rubber) - 2.99%
Brown Shoe Company, Inc.	14,050	115,631
Skechers U.S.A., Inc. - Class A (a)	20,350	328,245
		443,876

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.04%
JAKKS Pacific, Inc. (a)	9,100	154,700

Gas & Other Services Combined - 0.87%
Clean Energy Fuels Corp. (a)	9,840	129,593

Gold & Silver Ores - 4.64%
Golden Star Resources, Ltd. (a)	158,240	387,688
Silvercorp Metals Inc.	34,450	300,748
		688,436

Heavy Construction Other Than Building Construction - Contractor - 1.15%
Orion Marine Group, Inc. (a)	26,550	170,717

Hospital & Medical Service Plans - 0.99%
WellCare Health Plans, Inc. (a)	3,200	146,656

Instruments For Measuring & Testing Of Electricity & Electric Signals - 1.05%
Itron, Inc. (a)	3,900	155,298

Laboratory Analytical Instruments - 1.02%
Integra LifeSciences Holdings (a)	3,800	151,544

Miscellaneous Fabricated Metal Products - 0.73%
Mueller Water Products, Inc. - Class A	46,950	108,924

Miscellaneous Food Preparations & Kindred Products - 1.09%
Medifast, Inc. (a)	9,850	161,638

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 94.27% - continued	Shares	Fair Value

Miscellaneous Manufacturing Industries - 0.96%
Hillenbrand, Inc.	6,990	$142,596

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.77%
Smith & Wesson Holding Corp. (a)	35,050	114,614

Patent Owners & Lessors - 2.07%
InterDigital, Inc.	4,350	306,240

Poultry Processing - 3.15%
Sanderson Farms, Inc.	11,900	466,480

Radio & TV Broadcasting & Communications Equipment - 2.13%
Orbital Sciences Corp. (a)	20,150	315,146

Refuse Systems - 0.76%
US Ecology, Inc.	6,150	112,484

Retail - Apparel & Accesory Stores - 2.09%
Aeropostale, Inc. (a)	27,650	309,127

Retail - Catalog & Mail-Order Houses - 0.51%
NutriSystem, Inc.	5,900	75,461

Retail - Family Clothing Stores - 1.01%
Buckle, Inc. / The	3,780	148,932

Retail - Grocery Stores - 1.88%
SUPERVALU Inc.	34,950	278,552

Retail - Radio TV & Consumer Electronics Store - 1.51%
RadioShack Corp.	17,190	223,642

Retail - Variety Stores - 1.44%
99 Cent Only Stores (a)	11,450	213,199

Savings Institution, Federally Chartered - 2.16%
Brookline Bancorp, Inc.	38,000	319,960

Securities Brokers, Dealers & Flotation Companies - 0.92%
Piper Jaffray Companies, Inc. (a)	5,700	135,831

Semiconductors & Related Services - 2.02%
Kulicke and Soffa Industries, Inc. (a)	16,290	141,723
Rubicon Technology, Inc. (a)	12,200	157,197
		298,920

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 94.27% - continued	Shares	Fair Value

Services - Business Services - 2.30%
Cardtronics, Inc. (a)	6,060	$150,046
Websense, Inc. (a)	9,300	191,301
		341,347

Services - Computer Integrated Systems Design - 2.40%
CACI International, Inc. - Class A (a)	4,080	224,645
Ebix, Inc. (a)	8,000	131,040
		355,685

Services - Computer Processing & Data Preparation - 4.27%
CoreLogic, Inc. (a)	20,210	230,798
CSG Systems International, Inc. (a)	18,620	248,763
United Online, Inc.	28,400	153,928
		633,489

Services - Equipment Rental & Leasing - 1.05%
Aaron's, Inc	5,850	155,844

Services - Home Health Care Services - 2.69%
Amedisys, Inc. (a)	5,400	91,638
Chemed Corp.	5,300	307,665
		399,303

Services - Personal Services - 2.32%
Regis Corp.	23,300	344,141

Services - Skilled Nursing Care Facilities - 0.21%
Sun Healthcare Group, Inc. (a)	7,400	31,524

Sporting Goods - 0.84%
Callaway Golf Co.	22,100	124,202

Telephone Communications (No Radio Telephone) - 1.35%
NTELOS Holdings Corp.	10,150	199,447

Water, Sewer, Pipeline, Communication, & Power Line Construction - 0.99%
Insituform Technologies, Inc. - Class A (a)	8,850	146,290

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 94.27% - continued	Shares	Fair Value

Water Supply - 4.80%
American States Water Co.	10,000	$355,000
California Water Service Group	18,860	356,077
		711,077

Wholesale- Beer, Wine & Distilled Alcoholic Beverages - 0.76%
Central European Distribution Corp. (a)	16,050	112,992

Wholesale - Electronic Parts & Equipment - 2.65%
Brightpoint, Inc. (a)	41,140	392,064

Women's, Misses', & Junior's Outerwear - 1.96%
Jones Group, Inc./The	24,750	290,812

TOTAL COMMON STOCKS (Cost $15,273,468)		13,973,253

Real Estate Investment Trusts - 1.88%

Colony Financial, Inc.	8,800	135,784
CreXus Investment Corp.	15,350	143,523

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $342,964)		279,307

Money Market Securities - 3.94%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	583,737	583,737

TOTAL MONEY MARKET SECURITIES (Cost $583,787)		583,737

TOTAL INVESTMENTS (Cost $16,200,219) - 100.09%		$14,836,297

Liabilities in excess of other assets - (0.09)%		(13,111)

TOTAL NET ASSETS - 100.00%		$14,823,186

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2011.

Tax Related
Unrealized appreciation		$601,891
Unrealized depreciation		(1,965,813)
Net unrealized depreciation		$(1,363,922)

Aggregate cost of securities for income tax purposes		$16,200,219

See accompanyting notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
August 31, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) is recognized on the ex-dividend date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and REITs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such

Symons Institutional Funds
Notes to the Financial Statements - continued
August 31, 2011
(Unaudited)

securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of August 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$62,058,397	$-	$-	$62,058,397

Money Market Securities	2,896,401	-	-	2,896,401

Total	$64,954,798	$-	$-	$64,954,798

*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds
Notes to the Financial Statements - continued
August 31, 2011
(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of August 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$13,973,253	$-	$-	$13,973,253

Real Estate Investment Trusts	279,307	-	-	279,307

Money Market Securities	583,737	-	-	583,737

Total	$14,836,297	$-	$-	$14,836,297

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. The Funds had no transfers between Levels at anytime during the reporting period. The amounts of the transfers in/out are reflected at securities’ fair value on the date of transfer.

The Symons Capital Appreciation Fund closed on September 16, 2011. As of August 31, 2011, the Capital Appreciation Fund had liquidated all of its security holdings into cash. Because the Capital Appreciation Fund held no securities at August 31, 2011, it is not included in this Form NQ. As of August 31, 2011, the Capital Appreciation Fund had net assets of $4,070,505.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 96.90%	Fair Value

	Consumer Discretionary - 1.66%
150,000	Ballantyne Strong, Inc. (a)	$579,000
35,000	Goodyear Tire & Rubber Co. / The	436,100
24,000	Lithia Motors, Inc. - Class A	452,880
40,000	Perry Ellis International, Inc. (a)	919,200
27,000	Tower International, Inc. (a)	376,380
		2,763,560

	Consumer Staples - 2.24%
45,000	Andersons, Inc. / The	1,809,450
36,000	Corn Products International, Inc.	1,683,360
14,000	Darling International, Inc (a)	235,900
		3,728,710

	Energy - 11.06%
165,000	Alon USA Energy, Inc.	1,532,850
4,500	Apache Corp.	463,815
35,000	Chevron Corp.	3,461,850
11,500	CVR Energy, Inc. (a)	327,405
45,000	Exxon Mobil Corp.	3,331,800
6,000	HollyFrontier Corp.	430,560
30,000	Mitcham Industries, Inc. (a)	504,300
80,000	Newpark Resources, Inc. (a)	662,400
10,000	Occidential Petroleum Corp.	867,400
175,000	Precision Drilling Corp. (a)	2,434,250
55,000	RPC, Inc.	1,424,500
70,000	Stone Energy Corp. (a)	1,848,700
80,000	VAALCO Energy, Inc. (a)	509,600
28,000	Valero Energy Corp.	636,160
		18,435,590

	Financials - 8.70%
10,000	AmTrust Financial Services, Inc.	241,900
25,000	Brookfield Office Properties, Inc.	419,500
20,000	Enterprise Financial Services Corp.	296,000
620,000	Fifth Third Bancorp	6,584,400
400,000	Hanmi Financial Corp. (a)	388,000
34,000	Interactive Brokers Group, Inc. - Class A	510,340
90,000	Intervest Bancshares Corp. - Class A (a)	270,900
11,000	INTL FCStone, Inc. (a)	256,080
485,000	KeyCorp	3,220,400
6,000	M&T Bank Corp.	456,420
29,000	MainSource Financial Group, Inc.	257,810
38,000	Oriental Financial Group, Inc.	420,280
95,000	Riverview Bancorp, Inc.	260,300
58,000	U.S. Global Investors, Inc. - Class A	401,940
20,000	Wells Fargo & Co.	522,000
		14,506,270

	Health Care - 5.36%
11,000	Jazz Pharmaceuticals, Inc. (a)	471,790
500,000	Momenta Pharmaceuticals, Inc. (a)	8,460,000
		8,931,790

See accompanyting notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 96.90% - continued	Fair Value

	Industrials - 13.05%
22,000	AGCO Corp. (a)	$942,480
110,000	CAI International, Inc. (a)	1,664,300
12,000	Cascade Corp.	513,000
30,000	Ceradyne, Inc. (a)	940,800
37,000	Cummins, Inc.	3,438,040
6,500	Deere & Co.	525,330
14,000	Ecology and Environment, Inc. - Class A	232,540
42,000	Genco Shipping & Trading Ltd. (a)	298,200
44,000	Hudson Highland Group, Inc. (a)	231,440
400,000	Metalico, Inc. (a)	1,772,000
14,500	Mueller Industries, Inc.	683,530
5,500	NACCO Industries, Inc. - Class A	421,905
25,000	Park-Ohio Holdings Corp. (a)	396,750
315,000	Primoris Services Corp.	3,622,500
500	Seaboard Corp.	1,154,500
30,000	SeaCube Container Leasing Ltd.	398,700
30,000	Sparton Corp. (a)	249,900
30,000	TAL International Group, Inc.	876,300
25,000	Timken Co. / The	983,750
40,000	Titan International, Inc.	860,000
50,000	Titan Machinery, Inc. (a)	1,325,500
80,000	Versar, Inc. (a)	224,000
		21,755,465

	Information Technology - 11.46%
90,000	Amtech Systems, Inc. (a)	976,500
60,000	Arrow Electronics, Inc. (a)	1,872,000
47,000	Astea International, Inc. (a)	125,960
50,000	AXT, Inc. (a)	388,500
28,000	ClearOne Communications, Inc. (a)	175,840
75,000	Datalink Corp. (a)	649,500
490,000	Entropic Communications, Inc. (a)	2,200,100
48,000	IEC Electronics Corp. (a)	262,080
145,000	inTEST Corp. (a)	424,850
100,000	IXYS Corp. (a)	1,200,000
18,000	j2 Global Communications, Inc.	575,100
150,000	KEMET Corp. (a)	1,383,000
55,000	Kulicke and Soffa Industries, Inc. (a)	478,500
40,000	LeCroy Corp. (a)	362,000
115,000	Nova Measuring Instruments Ltd. (a)	784,300
35,000	OmniVision Technologies, Inc. (a)	644,000

See accompanyting notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 96.90% - continued	Fair Value

	Information Technology - 11.46% - continued
105,000	Photronics, Inc. (a)	$680,400
185,000	Rubicon Technology, Inc. (a)	2,383,725
125,000	Super Micro Computer, Inc. (a)	1,714,375
50,000	Veeco Instruments, Inc. (a)	1,818,000
		19,098,730

	Materials - 43.37%
780,000	A. Schulman, Inc.	9,133,800
75,000	AuRico Gold, Inc. (a)	3,806,250
75,000	Barrick Gold Corp.	2,039,250
6,000	Buckeye Technologies, Inc.	1,096,920
110,000	CF Industries Holdings, Inc.	9,113,500
125,000	Cliffs Natural Resources, Inc.	3,556,250
22,000	Coeur d'Alene Mines Corp. (a)	189,860
25,000	Core Molding Technologies, Inc. (a)	297,000
40,000	Endeavour Silver Corp. (a)	1,885,600
55,000	Freeport-McMoRan Copper & Gold, Inc.	522,500
54,000	Friedman Industries, Inc.	333,720
270,000	Jaguar Mining, Inc. (a)	5,910,300
25,000	Kronos Worldwide, Inc.	998,750
150,000	LSB Industries, Inc. (a)	1,429,500
32,000	Mercer International, Inc. (a)	399,040
110,000	Metals USA Holdings Corp. (a)	7,824,300
62,000	Mosaic Co. / The	704,940
46,000	Noranda Aluminum Holding Corp. (a)	917,240
38,000	Olin Corp.	787,360
30,000	Olympic Steel, Inc.	982,200
38,000	Pan American Silver Corp.	1,574,720
200,000	Reliance Steel & Aluminum Co.	2,180,000
180,000	Richmont Mines, Inc. (a)	3,283,200
13,500	Southern Copper Corp.	455,895
530,000	Steel Dynamics, Inc.	6,746,900
20,000	Synalloy Corp.	202,600
40,000	Teck Resources Ltd. - Class B	1,773,200
405,000	Thompson Creek Metals Co., Inc. (a)	3,349,350
12,000	TPC Group, Inc. (a)	382,800
5,000	Walter Energy, Inc.	408,700
		72,285,645

	TOTAL COMMON STOCKS (Cost $172,124,864)	161,505,760

See accompanyting notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2011
(Unaudited)

Shares	REAL ESTATE INVESTMENT TRUSTS - 0.55%	Fair Value

14,000	American Capital Agency Corp.	$399,140
30,000	PennyMac Mortgage Investment Trust	511,200
		910,340

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $973,741)	910,340

	MASTER LIMITED PARTNERSHIPS - 0.59%

25,002	Icahn Enterprises, LP	986,829

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $962,156)	986,829

	MONEY MARKET SECURITIES - 1.50%

2,508,707	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	2,508,707

	TOTAL MONEY MARKET SECURITIES (Cost $2,508,707)	2,508,707

	TOTAL INVESTMENTS (Cost $176,569,468) - 99.54%	$165,911,636

	Other assets less liabilities - 0.46%	763,227

	TOTAL NET ASSETS - 100.00%	$166,674,863

(a) Non-income producing securities
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2011.

Tax Related
Unrealized appreciation		$10,841,871
Unrealized depreciation		(22,053,726)
Net unrealized depreciation		$(11,211,855)

Aggregate cost of securities for income tax purposes		$177,123,491

See accompanyting notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
August 31, 2011 – (Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
August 31, 2011 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2011 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$161,505,760	$-	$-	$161,505,760

Real Estate Investment Trusts	910,340	-	-	910,340

Master Limited Partnerships	986,829	-	-	986,829

Money Market Securities	2,508,707	-	-	2,508,707

Total	$165,911,636	$-	$-	$165,911,636
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended August 31, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Roosevelt Multi-Cap Fund
Schedule of Investments
August 31, 2011
(Unaudited)

Common Stocks - 91.05%	Shares	Fair Value

Consumer Discretionary - 14.53%
Discovery Communications, Inc. - Class A (a)	11,893	$502,836
Fortune Brands, Inc.	57,045	3,258,410
Hasbro, Inc.	94,830	3,673,714
McDonald's Corp.	32,799	2,966,998
NIKE, Inc. - Class B	21,834	1,891,916
Nordstrom, Inc.	65,046	2,956,991
PVH Corp.	33,433	2,228,644
Tiffany & Co.	39,784	2,862,857
Weight Watchers International, Inc.	14,493	877,116
Wynn Resorts Ltd.	19,483	3,014,410
YUM! Brands, Inc.	19,636	1,067,609
		25,301,501

Consumer Staples - 8.89%
Darling International, Inc. (a)	20,450	344,582
H.J. Heinz Co.	78,044	4,108,236
JM Smucker Co. / The	31,968	2,304,573
Lorillard, Inc.	47,442	5,285,988
Nestle SA (b)	55,268	3,430,761
		15,474,140

Energy - 3.92%
Kinder Morgan Management, LLC.	50,731	3,069,226
Occidental Petroleum Corp.	43,338	3,759,138
		6,828,364

Financials - 8.22%
Discover Financial Services	187,094	4,707,285
Marsh & McLennan Companies, Inc.	124,289	3,693,869
ORIX Corp. (b)	35,977	1,636,234
SLM Corp.	312,021	4,284,048
		14,321,436

Health Care - 8.25%
Biogen Idec, Inc. (a)	27,996	2,637,223
Bristol-Myers Squibb Co.	102,038	3,035,631
Novo Nordisk A/S (b)	14,917	1,591,047
Perrigo Co.	49,001	4,642,355
Roche Holding AG (b)	56,419	2,468,331
		14,374,587

Industrials - 15.11%
Chicago Bridge & Iron Co. N.V. (c)	26,766	956,885
Clean Harbors, Inc. (a)	66,030	3,557,036
Kirby Corp. (a)	43,491	2,393,745
KOMATSU LTD. (b)	109,603	2,931,880
Navistar International Corp. (a)	9,508	393,631
Robert Half International, Inc.	146,753	3,510,332
Roper Industries, Inc.	24,063	1,851,648
Stericycle, Inc. (a)	15,290	1,341,086
TransDigm Group, Inc. (a)	49,042	4,504,998
Tyco International Ltd.	51,505	2,141,578
WABCO Holdings, Inc.	28,960	1,350,984
Zipcar, Inc. (a)	65,350	1,374,311
		26,308,114

See accompanyting notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - 91.05% - continued	Shares	Fair Value

Information Technology - 12.00%
Apple, Inc. (a)	11,644	$4,480,961
eBay, Inc. (a)	184,081	5,682,580
Global Payments, Inc.	21,120	967,930
InterDigital, Inc.	27,211	1,915,654
Microchip Technology, Inc.	76,991	2,526,845
Oracle Corp.	57,386	1,610,825
Rovi Corp. (a)	53,602	1,887,862
VeriFone Systems, Inc. (a)	37,443	1,830,588
		20,903,245

Materials - 11.22%
Albemarle Corp.	63,888	3,239,760
Allegheny Technologies, Inc.	71,146	3,565,838
Crown Holdings, Inc. (a)	70,581	2,503,508
Dow Chemical Co. / The	88,558	2,519,475
Ferro Corp. (a)	177,600	1,486,512
International Paper Co.	121,303	3,293,376
Novozymes A/S (b)	8,176	1,194,677
Seabridge Gold, Inc. (a)	9,250	270,748
Senomyx, Inc. (a)	341,500	1,458,205
		19,532,099

Telecommunication Services - 1.37%
tw telecom, inc (a)	123,625	2,384,726

Utilities - 7.54%
ITC Holdings Corp.	53,984	4,084,429
National Fuel Gas Co.	68,863	4,224,745
ONEOK, Inc.	33,015	2,340,764
Questar Corp.	132,477	2,482,619
		13,132,557

TOTAL COMMON STOCKS (Cost $149,987,728)		158,560,769

Exchange-Traded Funds - 7.26%

Market Vectors Gold Miners ETF	61,063	3,835,367
UltraShort QQQ ProShares	43,523	2,199,217
UltraShort Russell 2000 ProShares	59,787	2,875,755
UltraShort S&P 500 ProShares	165,899	3,737,704
		12,648,043

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,376,129)		12,648,043

See accompanyting notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

U.S. Government Securities - 2.00%	Principal	Fair Value

U.S. Treasury "Strips," 4.75%, 2/15/2037 (a)	$9,142,000	$3,477,800

TOTAL U.S. GOVERNMENT BONDS (Cost $3,533,862)		3,477,800

Money Market Securities - 0.86%	Shares

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.15% (d)	1,493,120	1,493,120

TOTAL MONEY MARKET SECURITIES (Cost $1,493,120)		1,493,120

TOTAL INVESTMENTS (Cost $167,390,839) - 101.17%		$176,179,732

Liabilities in excess of other assets - (1.17)%		(2,029,741)

TOTAL NET ASSETS - 100.00%		$174,149,991

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry
(d) Variable rate security; the money market rate shown represents the rate at August 31, 2011.

Tax Related
Unrealized appreciation		16,284,749
Unrealized depreciation		(7,945,141)
Net unrealized appreciation		$8,339,608

Aggregate cost of securities for income tax purposes		$167,840,124

See accompanyting notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
August 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments – continued
August 31, 2011
(Unaudited)

Fixed income securities, including U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$158,560,769	$-	$-	$158,560,769

Exchange-Traded Funds	12,648,043	-	-	12,648,043

U.S. Government Securities	-	3,477,800	-	3,477,800

Money Market Securities	1,493,120	-	-	1,493,120

Total	$172,701,932	$3,477,800	$-	$176,179,732
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended August 31, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of October 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
__/s/ Brian L. Blomquist  ________
                Brian L. Blomquist, President and Principal Executive Officer

Date           10/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____/s/ Brian L. Blomquist                                                           ___
                Brian L. Blomquist, President and Principal Executive Officer

Date           10/28/2011

By
_____   /s/ Robert W. Silva                ________
Robert W. Silva, Treasurer and Principal Financial Officer

Date           10/28/2011_______